UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21284

AGIC Convertible & Income Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 28, 2011

Date of Reporting Period:	November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Convertible & Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—47.2%
	Advertising—0.9%
$9,410	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$9,527,625

	Aerospace & Defense—0.2%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	1,885,700

	Airlines—0.7%
6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	B3/CCC+	6,968,750

	Apparel—0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC+	716,250

	Auto Components—1.0%
9,910	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	10,095,813

	Banks—0.2%
1,611	Ally Financial, Inc., 6.75%, 12/1/14	B3/B	1,663,357

	Chemicals—0.9%
8,360	Momentive Performance Materials, Inc., 11.50%, 12/1/16	Caa2/CCC	8,819,800

	Commercial Services—1.8%
1,850	Cardtronics, Inc., 8.25%, 9/1/18	B2/BB-	1,942,500
5,705	DynCorp International, Inc., 10.375%, 7/1/17 (a)(b)	B1/B	5,819,100
10,000	National Money Mart Co., 10.375%, 12/15/16	B2/B+	10,700,000

			18,461,600

	Commercial Services & Supplies—1.5%
2,705	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	2,657,662
11,810	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	12,459,550

			15,117,212

	Construction & Engineering—0.9%
9,695	MasTec, Inc., 7.625%, 2/1/17	B1/B+	9,695,000

	Consumer Finance—0.3%
3,775	American General Finance Corp., 6.90%, 12/15/17	B3/B	3,010,563

	Distribution/Wholesale—0.7%
7,055	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC+	7,328,381

	Diversified Financial Services—0.9%
5,280	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	Ba2/B+	5,532,553
3,995	International Lease Finance Corp., 6.375%, 3/25/13	B1/BB+	4,034,950

			9,567,503

	Diversified Telecommunications—0.9%
10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/B-	9,350,250

	Electric—1.3%
5,565	Edison Mission Energy, 7.00%, 5/15/17	B3/B-	4,396,350
10,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (a)(b)	Caa2/CCC	9,435,000

			13,831,350

	Electrical Equipment—0.4%
3,430	Baldor Electric Co., 8.625%, 2/15/17	B3/B	3,841,600

	Electronics—0.8%
7,640	Kemet Corp., 10.50%, 5/1/18 (a)(b)	B1/B	8,213,000

	Energy Equipment & Services—1.0%
9,795	Pioneer Drilling Co., 9.875%, 3/15/18	NR/B	10,382,700

	Entertainment—1.2%
11,750	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	12,513,750

	Food & Staples Retailing—0.8%
9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	8,255,025

	Health Care Providers & Services—1.2%
3,500	Apria Healthcare Group, Inc., 11.25%, 11/1/14	Ba2/BB+	3,823,750
7,715	HCA, Inc., 9.25%, 11/15/16	B2/BB-	8,274,337

			12,098,087

	Healthcare-Services—0.5%
5,280	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B	4,950,000

	Home Builders—1.6%
	K Hovnanian Enterprises, Inc.,
7,360	7.50%, 5/15/16	Caa2/CCC-	5,004,800
11,775	10.625%, 10/15/16	B1/CCC+	11,966,344

			16,971,144

	Hotels, Restaurants & Leisure—1.7%
5,130	DineEquity, Inc., 9.50%, 10/30/18 (a)(b)	B3/CCC+	5,335,200
2,385	Mandalay Resort Group, 1.042%, 3/21/33, FRN (c)(d)	Caa1/CCC+	2,575,929
9,405	MGM Resorts International, 11.375%, 3/1/18	Caa1/CCC+	9,734,175

			17,645,304

	Household Durables—0.9%
5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19 (a)(b)	Caa2/CCC	4,767,525
3,950	Jarden Corp., 7.50%, 5/1/17	B2/B	4,157,375

			8,924,900

AGIC Convertible & Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Independent Power Producer—0.3%
$4,150	Dynegy Holdings, Inc., 7.75%, 6/1/19	Caa2/B-	$2,728,625

	Internet—0.8%
7,200	Terremark Worldwide, Inc., 12.00%, 6/15/17	B1/B-	8,172,000

	IT Services—1.2%
2,615	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	2,621,538
	Unisys Corp. (a)(b),
4,627	12.75%, 10/15/14	Ba1/BB	5,540,833
3,349	14.25%, 9/15/15	Ba2/BB	4,043,917

			12,206,288

	Leisure Time—2.0%
10,150	NCL Corp. Ltd., 11.75%, 11/15/16	B2/B+	11,545,625
8,855	Travelport LLC, 11.875%, 9/1/16	Caa1/CCC	9,098,512

			20,644,137

	Lodging—1.2%
12,245	Harrah’s Operating Co., Inc., 12.75%, 4/15/18 (a)(b)	Ca/CCC	12,061,325

	Media—1.9%
7,865	McClatchy Co., 11.50%, 2/15/17	B1/B-	8,277,913
8,240	Media General, Inc., 11.75%, 2/15/17	B2/B	8,528,400
2,705	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	B3/B+	2,860,537

			19,666,850

	Miscellaneous Manufacturing—1.0%
10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	9,439,500
1,177	Polypore, Inc., 8.75%, 5/15/12	B3/B-	1,185,827

			10,625,327

	Oil & Gas Services—0.0%
500	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	510,000

	Oil, Gas & Consumable Fuels—2.2%
9,630	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B-	6,741,000
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B+	9,100,000
6,260	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	B3/B	6,612,125

			22,453,125

	Paper & Forest Products—0.5%
2,041	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	2,219,588
8,530	NewPage Corp., 12.00%, 5/1/13	Caa3/CCC-	2,772,250

			4,991,838

	Real Estate—0.3%
2,250	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba2/B+	2,618,437

	Retail—1.9%
8,405	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa3/CC	6,555,900
6,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa2/CCC+	7,011,225
5,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B	5,549,775

			19,116,900

	Semiconductors & Semiconductor Equipment—2.2%
9,065	Amkor Technology, Inc., 9.25%, 6/1/16	Ba3/BB-	9,665,556
	Freescale Semiconductor, Inc. (a)(b),
5,695	10.125%, 3/15/18	B2/B-	6,179,075
6,485	10.75%, 8/1/20	Caa2/CCC	6,468,788

			22,313,419

	Software—0.8%
9,890	First Data Corp., 9.875%, 9/24/15	Caa1/B-	8,455,950

	Telecommunications—5.5%
6,305	DigitalGlobe, Inc., 10.50%, 5/1/14	Ba3/BBB-	7,156,175
8,550	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	8,806,500
6,895	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	7,308,700
5,115	ITC Deltacom, Inc., 10.50%, 4/1/16	B3/B-	5,511,413
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB-	7,973,400
5,090	NII Capital Corp., 8.875%, 12/15/19	B1/BB-	5,535,375
4,930	West Corp., 11.00%, 10/15/16	Caa1/B-	5,312,075
7,965	WireCo WorldGroup, 9.50%, 5/15/17 (a)(b)	B3/B	8,656,959

			56,260,597

	Textiles Apparel & Luxury Goods—0.7%
6,020	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	6,787,550

	Trading Companies & Distributors—0.2%
2,355	Aircastle Ltd., 9.75%, 8/1/18	Ba3/BB+	2,566,950

	Transportation—0.8%
8,825	Quality Distribution LLC, 9.875%, 11/1/18 (a)(b)(d)	Caa1/B-	8,681,594

	Wireless Telecommunication Services—1.3%
6,050	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	6,700,375
7,200	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	7,317,000

			14,017,375

	Total Corporate Bonds & Notes (cost-$470,700,541)		484,712,951

AGIC Convertible & Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK—28.0%
	Airlines—0.6%
155	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	$6,266,160

	Auto Manufacturers—0.7%
151	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	B1/CCC+	7,779,161

	Automobiles—0.8%
159	General Motors Co., 4.75%, 12/1/13 (e)	NR/NR	8,066,624

	Banks—0.9%
185	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (f)	A1/A+	8,856,388

	Capital Markets—0.5%
	Lehman Brothers Holdings, Inc. (c)(d)(f),
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,869,882
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,889,980

			4,759,862

	Commercial Banks—2.0%
79	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (g)	Ba1/BB	10,461,867
10	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	10,027,920

			20,489,787

	Commercial Services & Supplies—0.6%
162	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	6,733,624

	Consumer Finance—0.8%
14	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	8,404,869

	Diversified Financial Services—8.3%
106	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	5,088,240
	Bank of America Corp.,
12	7.25%, 1/30/13, Ser. L (g)	Ba3/BB	11,085,600
204	10.00%, 2/3/11, Ser. GILD (Gilead Sciences Inc.) (f)	A2/A	7,141,060
145	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (f)	A2/A	9,699,294
79	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	9,896,250
	Credit Suisse Securities USA LLC (f),
355	8.00%, 9/20/11 (Bristol-Myers Squibb Co.)	Aa2/A	9,185,506
992	10.00%, 1/22/11 (Ford Motor Co.)	A2/A	12,336,340
	JP Morgan Chase & Co. (f),
566	10.00%, 1/14/11 (EMC Corp.)	Aa3/A+	10,217,711
668	10.00%, 1/20/11 (Symantec Corp.)	Aa3/A+	10,257,135

			84,907,136

	Electric Utilities—1.8%
	NextEra Energy, Inc.,
25	7.00%, 9/1/13	NR/NR	1,200,500
179	8.375%, 6/1/12	NR/NR	8,917,935
165	PPL Corp., 9.50%, 7/1/13	NR/NR	8,990,931

			19,109,366

	Food Products—2.1%
243	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	9,150,657
	Bunge Ltd.,
119	4.875%, 12/1/11 (g)	Ba1/BB	10,834,642
2	5.125%, 12/1/10	NR/BB	1,352,400

			21,337,699

	Household Durables—1.9%
259	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	11,153,340
79	Stanley Black & Decker, Inc., 4.75%, 11/17/15 (e)	Baa3/BBB+	8,030,921

			19,184,261

	Insurance—2.0%
1,068	American International Group, Inc., 8.50%, 2/15/11	Ba2/NR	7,593,480
64	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	4,596,802
291	XL Group Ltd., 10.75%, 8/15/11	Baa2/BBB-	8,297,537

			20,487,819

	Multi-Utilities—1.1%
240	AES Trust III, 6.75%, 10/15/29	B3/B	11,562,871

	Oil, Gas & Consumable Fuels—2.0%
168	Apache Corp., 6.00%, 8/1/13	NR/NR	10,213,460
6	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(g)	NR/NR	454,000
119	Chesapeake Energy Corp., 5.00%, 11/15/10 (g)	NR/B	9,569,813

			20,237,273

	Real Estate Investment Trust—1.9%
440	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (g)	NR/NR	10,324,156
383	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	Caa3/C	9,181,680

			19,505,836

	Total Convertible Preferred Stock (cost-$318,306,349)		287,688,736

AGIC Convertible & Income Fund Schedule of Investments
November 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES—23.3%
	Banks—0.2%
$2,130	National City Corp., 4.00%, 2/1/11	A3/A	$2,145,975

	Diversified Telecommunication Services—0.6%
5,640	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	6,168,750

	Electrical Equipment—2.1%
9,690	EnerSys, 3.375%, 6/1/38 (h)	B2/BB	10,816,462
11,380	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	10,882,125

			21,698,587

	Electronic Equipment, Instruments & Components—0.7%
7,055	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	7,681,131

	Energy Equipment & Services—1.5%
7,315	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB	7,324,144
7,690	Transocean, Inc., 1.625%, 12/15/37	Baa3/BBB	7,632,325

			14,956,469

	Hotels, Restaurants & Leisure—1.1%
11,870	MGM Resorts International, 4.25%, 4/15/15 (a)(b)	Caa1/CCC+	11,810,650

	Household Durables—0.1%
1,000	Lennar Corp., 2.00%, 12/1/20 (a)(b)	B3/B+	937,500

	Internet Software & Services—0.8%
7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B-	7,832,988

	IT Services—0.7%
6,725	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	6,926,750

	Machinery—1.0%
7,600	AGCO Corp., 1.25%, 12/15/36	NR/BB+	9,604,500
200	Titan International, Inc., 5.625%, 1/15/17 (a)(b)	NR/B+	360,000

			9,964,500

	Media—3.4%
7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB	8,358,900
	Liberty Media LLC,
8,080	3.125%, 3/30/23	B1/BB-	8,928,400
16,945	3.50%, 1/15/31	B1/BB-	8,980,850
8,970	Regal Entertainment Group, 6.25%, 3/15/11 (a)(b)	NR/NR	9,126,975

			35,395,125

	Oil, Gas & Consumable Fuels—1.5%
7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	9,528,500
5,480	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	6,260,900

			15,789,400

	Pharmaceuticals—0.7%
6,920	Mylan, Inc., 1.25%, 3/15/12	NR/BB-	7,196,800

	Real Estate Investment Trust—3.5%
8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A-	9,015,938
8,090	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	8,069,775
2,870	Digital Realty Trust LP, 5.50%, 4/15/29 (a)(b)	NR/NR	3,915,756
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	7,590,000
7,685	ProLogis, 2.25%, 4/1/37	NR/BBB-	7,704,212

			36,295,681

	Semiconductors & Semiconductor Equipment—3.1%
16,715	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	17,049,300
4,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	4,170,400
11,905	SunPower Corp., 4.75%, 4/15/14	NR/NR	10,506,162

			31,725,862

	Software—1.8%
5,240	Macrovision Corp., 2.625%, 8/15/11	NR/BB-	10,335,900
6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	7,797,794

			18,133,694

	Thrifts & Mortgage Finance—0.5%
4,530	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	4,881,075

	Total Convertible Bonds & Notes (cost-$195,026,451)		239,540,937

SHORT-TERM INVESTMENT—1.5%
	Time Deposit—1.5%
15,438	Citibank-London, 0.03%, 12/1/10 (cost-$15,438,434)		15,438,434

	Total Investments (cost-$999,471,775)—100.0%		$1,027,381,058

At November 30, 2010, the cost basis of portfolio securities for federal income tax purposes is $1,002,952,998. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $98,105,120; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $73,677,060; and net unrealized appreciation for federal income tax purposes is $24,428,060. The difference between book and tax cost is attributable to wash sales and the differing treatment of market premium amortization on corporate bonds.

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $137,348,609, representing 13.4% of total investments.
(b)

144A─Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $16,017,385, representing 1.6% of total investments.
(e)	Non-income producing.
(f)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(g)	Perpetual maturity. Maturity date shown is the first call date.
(h)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:
FRN — Floating Rate Notes. The interest rate disclosed reflects the rate in effect on November 30, 2010.
NR — Not Rated
REIT — Real Estate Investment Trust
WR — Withdrawn Rating

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

●	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

●	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes— Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes— Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	11/30/10

Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	–	$15,069,375	$2,575,929	$17,645,304
Transportation	–	–	8,681,594	8,681,594
All Other	–	458,386,053	–	458,386,053
Convertible Preferred Stock:
Banks	–	8,856,388	–	8,856,388
Capital Markets	–	–	4,759,862	4,759,862
Diversified Financial Services	$26,070,090	58,837,046	–	84,907,136
All Other	189,165,350	–	–	189,165,350
Convertible Bonds & Notes	–	239,540,937	–	239,540,937
Short-Term Investment	–	15,438,434	–	15,438,434

Total Investments in Securities-Assets	$215,235,440	$796,128,233	$16,017,385	$1,027,381,058

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2010, was as follows:

		Net		Net Change
	Beginning	Puchases		in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Accrued	Appreciation/	into	out of	Balance
	2/28/10	Settlements	Discounts	Depreciation	Level 3*	Level 3*	11/30/10

Investments in Securities - Assets
Corporate Bonds & Notes: Hotels, Restaurants & Leisure	$2,575,929	–	–	–	–	–	$2,575,929
Transportation	–	$8,765,343	$374	$(84,123)	–	–	8,681,594
Convertible Preferred Stock: Capital Markets	4,759,862	–	–	–	–	–	4,759,862

Total Investments	$7,335,791	$8,765,343	$374	$(84,123)	–	–	$16,017,385

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at November 30, 2010, was $(84,123).

* There were no transfers into or out of Level 3 during the nine months ended November 30, 2010.

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2011

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2011